FAIR VALUE DISCLOSURES - Quantitative Information About Level 3 (Details) - Level 3 $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Corporate | Matrix Pricing Model
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 413	$ 248
Corporate | Market Comparable Companies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 1,029	$ 888
Corporate | Spread Over Benchmark | Matrix Pricing Model | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0020	0.0020
Corporate | Spread Over Benchmark | Matrix Pricing Model | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0797	0.0270
Corporate | Spread Over Benchmark | Matrix Pricing Model | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0204	0.0146
Corporate | EBITDA Multiple | Market Comparable Companies | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	5.3	4.9
Corporate | EBITDA Multiple | Market Comparable Companies | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	35.8	62.3
Corporate | EBITDA Multiple | Market Comparable Companies | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	13.6	13.0
Corporate | Discount Rate | Market Comparable Companies | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.090	0.00062
Corporate | Discount Rate | Market Comparable Companies | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.457	0.00215
Corporate | Discount Rate | Market Comparable Companies | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.119	0.00091
Corporate | Cash Flow Multiples | Market Comparable Companies | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0	0.5
Corporate | Cash Flow Multiples | Market Comparable Companies | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	10.3	10.0
Corporate | Cash Flow Multiples | Market Comparable Companies | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	6.1	5.5
Corporate | Loan to Value | Market Comparable Companies | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.000	0.031
Corporate | Loan to Value | Market Comparable Companies | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.404	0.634
Corporate | Loan to Value | Market Comparable Companies | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.120	0.308
Other equity investments | Market Comparable Companies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 4	$ 4
Other equity investments | Revenue Multiple | Market Comparable Companies | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.5	7.8
Other equity investments | Revenue Multiple | Market Comparable Companies | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	10.8	10.3
Other equity investments | Revenue Multiple | Market Comparable Companies | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	2.4	9.5
Embedded Derivative, GMIB Reinsurance [Member] | Discounted Cash Flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 10,490	$ 14,293
Embedded Derivative, GMIB Reinsurance [Member] | Lapse Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0026	0.000019
Embedded Derivative, GMIB Reinsurance [Member] | Lapse Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.2623	0.0834
Embedded Derivative, GMIB Reinsurance [Member] | Lapse Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0158	0.00000120
Embedded Derivative, GMIB Reinsurance [Member] | Withdrawal Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0006	0.000004
Embedded Derivative, GMIB Reinsurance [Member] | Withdrawal Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.1093	0.6614
Embedded Derivative, GMIB Reinsurance [Member] | Withdrawal Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0069	0.00000692
Embedded Derivative, GMIB Reinsurance [Member] | Utilization Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0004	0.0050
Embedded Derivative, GMIB Reinsurance [Member] | Utilization Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.006666	0.0093
Embedded Derivative, GMIB Reinsurance [Member] | Utilization Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0739	0.0067
Embedded Derivative, GMIB Reinsurance [Member] | Non-performance Risk | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0054	0.0026
Embedded Derivative, GMIB Reinsurance [Member] | Non-performance Risk | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0124	0.2685
Embedded Derivative, GMIB Reinsurance [Member] | Non-performance Risk | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0069	0.0130
Embedded Derivative, GMIB Reinsurance [Member] | Volatility rates - Equity | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.14	0.11
Embedded Derivative, GMIB Reinsurance [Member] | Volatility rates - Equity | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.32	0.31
Embedded Derivative, GMIB Reinsurance [Member] | Volatility rates - Equity | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.000024	0.24
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0001	0.00000001
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0006	0.00000006
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0032	0.00000031
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0017	0.00000017
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0052	0.00000053
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.4000	0.00004000
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0287	0.00000259
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00000259
Embedded Derivative, GMIB Reinsurance [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00000259
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Discounted Cash Flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 15,273	$ 21,355
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Lapse Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0026	0.000026
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Lapse Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.3542	0.002685
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Lapse Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0297	0.00000168
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Withdrawal Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0000	0.000000
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Withdrawal Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.1093	0.0834
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Withdrawal Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0068	0.00000101
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Non-performance Risk | Discounted Cash Flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0157	0.0111
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Non-performance Risk | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0157	0.0111
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0001	0.00000001
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0006	0.00000006
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Minimum | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0032	0.00000031
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0017	0.00000017
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0052	0.00000053
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Maximum | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.4000	0.00004000
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Age 0-40
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0241	0.00000282
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Age 41-60
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00000282
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Mortality Rates | Discounted Cash Flow | Weighted Average | Ages 61 - 115
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00000282
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Annuitization Rate | Discounted Cash Flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0004	0.000004
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Annuitization Rate | Discounted Cash Flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	1.0000	1.0000
Guaranteed Minimum Insurance Benefits no Lapse Guarantee [Member] | Annuitization Rate | Discounted Cash Flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.0550	0.00000640